Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment in real estate:
Land and improvements	$ 1,121,590	$ 796,192
Building and improvements	2,263,381	1,532,888
Acquired in-place lease assets	313,432	212,916
Acquired above-market lease assets	53,524	42,009
Total investment in real estate assets	3,751,927	2,584,005
Accumulated depreciation and amortization	(462,025)	(334,348)
Total investment in real estate assets, net	3,289,902	2,249,657
Cash and cash equivalents	5,716	8,224
Restricted cash	21,729	41,722
Accounts receivable - affiliates	6,102	0
Corporate intangible assets, net	55,100	0
Goodwill	29,085	0
Other assets, net	118,448	80,585
Total assets	3,526,082	2,380,188
Liabilities
Debt obligations, net	1,806,998	1,056,156
Acquired below-market lease intangibles, net	90,624	43,032
Accounts payable - affiliates	1,359	4,571
Accounts payable and other liabilities	148,419	51,642
Total liabilities	2,047,400	1,155,401
Commitments and contingencies (Note 10)
Equity:
Preferred stock, $0.01 par value per share, 10,000 shares authorized, zero shares issued and outstanding at December 31, 2017 and 2016	0	0
Common stock, $0.01 par value per share, 1,000,000 shares authorized, 185,233 and 185,062 shares issued and outstanding at December 31, 2017 and 2016, respectively	1,852	1,851
Additional paid-in capital	1,629,130	1,627,098
Accumulated other comprehensive income	16,496	10,587
Accumulated deficit	(601,238)	(438,155)
Total stockholders' equity	1,046,240	1,201,381
Noncontrolling interests	432,442	23,406
Total equity	1,478,682	1,224,787
Total liabilities and equity	$ 3,526,082	$ 2,380,188